Fair Value - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Cash and money market instruments	$ 169,112	$ 146,466
Investment securities (1)	1,457,595	1,514,811
Mortgage loans held for sale	4,148	10,413
Impaired loans carried at fair value	3,574	5,983
Derivative Asset	94	124
Other loans, net	5,247,021	5,161,919
Loans receivable, net	5,254,837	5,178,439
Financial liabilities:
Noninterest bearing checking accounts	1,633,941	1,523,417
Interest bearing transaction accounts	1,260,095	1,174,448
Savings accounts	1,888,545	1,704,920
Time Deposits, Fair Value	1,035,093	1,122,598
Other	1,269	1,301
Total deposits	5,818,943	5,526,684
Short-term borrowings	391,289	394,795
Long-term debt	504,503	712,958
Subordinated debentures/notes	13,370	40,903
Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Level 1
Financial assets:
Cash and money market instruments	169,112	146,466
Investment securities (1)	1,518	2,644
Derivative Asset	0	0
Loans receivable, net	0	0
Financial liabilities:
Noninterest bearing checking accounts	1,633,941	1,523,417
Interest bearing transaction accounts	1,260,095	1,174,448
Savings accounts	1,888,545	1,704,920
Other	1,269	1,301
Total deposits	4,783,850	4,404,086
Level 2
Financial assets:
Investment securities (1)	1,455,660	1,511,377
Mortgage loans held for sale	4,148	10,413
Derivative Asset	94	124
Loans receivable, net	4,242	10,537
Financial liabilities:
Time Deposits, Fair Value	1,035,093	1,122,598
Total deposits	1,035,093	1,122,598
Short-term borrowings	391,289	394,795
Long-term debt	504,503	712,958
Subordinated debentures/notes	13,370	40,903
Level 3
Financial assets:
Investment securities (1)	417	790
Impaired loans carried at fair value	3,574	5,983
Derivative Asset	0	0
Other loans, net	5,247,021	5,161,919
Loans receivable, net	5,250,595	5,167,902
Financial liabilities:
Total deposits	0	0
Level 3 | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Available-for-sale Securities [Member]
Financial assets:
Accrued interest receivable	5,505	3,849
Available-for-sale Securities [Member] | Level 2
Financial assets:
Accrued interest receivable	5,505	3,849
Loans
Financial assets:
Accrued interest receivable	16,659	14,973
Loans | Level 3
Financial assets:
Accrued interest receivable	16,659	14,973
Deposits
Financial liabilities:
Accrued interest payable	1,211	900
Deposits | Level 1
Financial liabilities:
Accrued interest payable	77	82
Deposits | Level 2
Financial liabilities:
Accrued interest payable	1,134	818
Borrowings
Financial liabilities:
Accrued interest payable	1,067	1,251
Borrowings | Level 1
Financial liabilities:
Accrued interest payable	11	1
Borrowings | Level 2
Financial liabilities:
Accrued interest payable	1,056	1,250
Reported Value Measurement [Member]
Financial assets:
Cash and money market instruments	169,112	146,466
Investment securities (1)	1,451,013	1,517,972
Mortgage loans held for sale	4,148	10,413
Impaired loans carried at fair value	3,574	5,983
Derivative Asset	94	124
Other loans, net	5,314,679	5,204,713
Loans receivable, net	5,322,495	5,221,233
Financial liabilities:
Noninterest bearing checking accounts	1,633,941	1,523,417
Interest bearing transaction accounts	1,260,095	1,174,448
Savings accounts	1,888,545	1,704,920
Time Deposits, Fair Value	1,033,476	1,117,870
Other	1,269	1,301
Total deposits	5,817,326	5,521,956
Short-term borrowings	391,289	394,795
Long-term debt	500,000	694,281
Subordinated debentures/notes	15,000	45,000
Reported Value Measurement [Member] | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Reported Value Measurement [Member] | Available-for-sale Securities [Member]
Financial assets:
Accrued interest receivable	5,505	3,849
Reported Value Measurement [Member] | Loans
Financial assets:
Accrued interest receivable	16,659	14,973
Reported Value Measurement [Member] | Deposits
Financial liabilities:
Accrued interest payable	1,211	900
Reported Value Measurement [Member] | Borrowings
Financial liabilities:
Accrued interest payable	$ 1,067	$ 1,251